CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents (Note 6)	$ 724,803	$ 1,850,826
Short-term investments, including related party amounts of $3,312 and $nil, respectively (Note 7)	132,829	86,242
Trade receivables, net of allowance for doubtful accounts of $113,955 and $96,961, respectively (Note 8)	1,098,759	863,808
Accounts receivable, related parties (Note 24)	11,065	4,488
Inventory and spare parts (Note 9)	282,673	291,075
Prepaid expenses, including related party amounts of $1,983 and $3,031	326,126	234,730
Deferred tax assets (Note 23)	230,376	189,622
VAT receivable	178,271	191,039
Other current assets	56,055	125,818
Total current assets	3,040,957	3,837,648
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $7,996,845 and $7,023,556 (Note 10), including advances given to related parties of $33,701 and $28,889	8,948,212	8,242,477
GOODWILL (Notes 3 and 12)	1,067,679	1,082,906
DEBT ISSUANCE COSTS, net of accumulated amortization of $104,817 and $217,755	117,668	140,579
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 14)	182,149	188,047
OTHER INVESTMENTS, including related party amounts of $99,571 and $28,707 (Note 16)	191,437	123,442
OTHER NON-CURRENT ASSETS, including restricted cash of $3,787 and $2,152, deferred tax assets of $71,986 and $62,102 (Note 23)	81,205	114,909
Total assets	14,979,848	15,327,136
CURRENT LIABILITIES:
Accounts payable, related parties (Note 24)	76,980	56,982
Trade payables	743,702	799,128
Subscriber prepayments and deposits	544,840	529,231
Debt, current portion (Note 17), including related party amounts of $nil and $6,799	573,597	283,025
Notes payable, current portion (Note 17)	330,537	865,880
Deferred connection fees, current portion (Note 19)	48,158	49,868
Capital lease obligation, current portion	5,377	6,786
Income tax payable	23,962	27,095
Accrued liabilities (Note 22)	837,526	653,870
Provision for claims in Uzbekistan (Note 4)	264,429
Bitel liability (Note 29)	221,180	213,152
Other payables	63,508	79,818
Total current liabilities	3,733,796	3,564,835
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 17)	2,328,981	2,496,002
Debt, net of current portion (Note 17)	4,401,809	5,057,981
Capital lease obligation, net of current portion	1,598	5,529
Deferred connection fees, net of current portion (Note 19)	77,496	79,556
Deferred taxes (Note 23)	351,289	236,835
Retirement and post-retirement obligations	39,920	37,597
Property, plant and equipment contributions	88,380	86,072
Other long-term liabilities	127,839	111,503
Total long-term liabilities	7,417,312	8,111,075
Total liabilities	11,151,108	11,675,910
COMMITMENTS AND CONTINGENCIES (Note 29)
Redeemable noncontrolling interest (Note 26)	75,661	80,603
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 2,066,413,562 shares issued as of December 31, 2012 and as of December 31, 2011, 777,396,505 of which are in the form of ADS as of December 31, 2012 and 2011) (Note 25)	50,814	50,814
Treasury stock (77,494,385 and 77,496,725 common shares at cost as of December 31, 2012 and 2011)	(992,141)	(992,141)
Additional paid-in capital	97,667	92,720
Accumulated other comprehensive loss	(929,764)	(963,992)
Retained earnings	5,418,897	5,294,651
Nonredeemable noncontrolling interest	107,606	88,571
Total shareholders' equity	3,753,079	3,570,623
Total liabilities and shareholders' equity	14,979,848	15,327,136
LICENSES
CURRENT ASSETS:
INTANGIBLE ASSETS	108,419	227,511
OTHER INTANGIBLE ASSETS
CURRENT ASSETS:
INTANGIBLE ASSETS	$ 1,242,122	$ 1,369,617